Expense Example, No Redemption - Class A C IS R6 Shares - Federated Hermes Floating Rate Strategic Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	211	446	700	1,427	191	591	1,016	1,997	90	281	488	1,084	83	259	450	1,002